CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Subscribed [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jun. 30, 2021	$ 44,274	$ 50,552,831		$ (47,165,978)	$ 3,431,127
Beginning balance, shares at Jun. 30, 2021	4,427,432
Stock-based compensation		160,071			160,071
Proceeds from private placement of common stock subscribed, net of estimated issuance costs of $10,000		(10,000)	1,030,000		1,020,000
Net loss				(576,801)	(576,801)
Ending balance, value at Sep. 30, 2021	$ 44,274	50,702,902	1,030,000	(47,742,779)	4,034,397
Ending balance, shares at Sep. 30, 2021	4,427,432
Beginning balance, value at Jun. 30, 2021	$ 44,274	50,552,831		(47,165,978)	3,431,127
Beginning balance, shares at Jun. 30, 2021	4,427,432
Net loss					(1,197,713)
Ending balance, value at Mar. 31, 2022	$ 56,292	56,835,740	0	(48,363,691)	8,528,341
Ending balance, shares at Mar. 31, 2022	5,629,219
Beginning balance, value at Sep. 30, 2021	$ 44,274	50,702,902	1,030,000	(47,742,779)	4,034,397
Beginning balance, shares at Sep. 30, 2021	4,427,432
Stock-based compensation		330,451			330,451
Net loss				(507,013)	(507,013)
Proceeds from exercise of stock options	$ 50	16,600			16,650
Exercise of stock options net of 32,018 shares withheld, shares	875
Proceeds from exercise of stock option, shares	5,000
Exercise of stock options net of 32,018 shares withheld	$ 9	(9)	0	0	0
Exercise Of Stock Options Net Of Shares Withheld Value
Proceeds from private placement of common stock	$ 3,125	1,496,875	(1,030,000)		470,000
Proceeds from private placement of common stock, shares	312,500
Issuance of common stock in business acquisition	$ 8,333	4,816,667			4,825,000
Issuance of common stock in business acquisition, shares	833,333
Issuance of common stock for employee services	$ 30	19,970			20,000
Issuance of common stock for employee services, shares	3,031
Ending balance, value at Dec. 31, 2021	$ 55,821	57,383,456		(48,249,792)	9,189,485
Ending balance, shares at Dec. 31, 2021	5,582,171
Correction of error in valuation of stock issued in business acquisition		(825,000)			(825,000)
Stock-based compensation		231,115			231,115
Net loss				(113,899)	(113,899)
Proceeds from exercise of stock options	$ 144	46,496			46,640
Exercise of stock options net of 32,018 shares withheld, shares	32,648
Proceeds from exercise of stock option, shares	14,400
Exercise of stock options net of 32,018 shares withheld	$ 327	(327)	0	0	0
Ending balance, value at Mar. 31, 2022	$ 56,292	56,835,740	0	(48,363,691)	8,528,341
Ending balance, shares at Mar. 31, 2022	5,629,219
Beginning balance, value at Jun. 30, 2022	$ 56,383	57,009,506		(48,094,394)	8,971,495
Beginning balance, shares at Jun. 30, 2022	5,638,302
Stock-based compensation		74,990			74,990
Net loss				(158,724)	(158,724)
Ending balance, value at Sep. 30, 2022	$ 56,383	57,084,496		(48,253,118)	8,887,761
Ending balance, shares at Sep. 30, 2022	5,638,302
Beginning balance, value at Jun. 30, 2022	$ 56,383	57,009,506		(48,094,394)	8,971,495
Beginning balance, shares at Jun. 30, 2022	5,638,302
Net loss					(48,488)
Ending balance, value at Mar. 31, 2023	$ 56,410	57,784,369	0	(48,142,882)	9,697,897
Ending balance, shares at Mar. 31, 2023	5,640,995
Beginning balance, value at Sep. 30, 2022	$ 56,383	57,084,496		(48,253,118)	8,887,761
Beginning balance, shares at Sep. 30, 2022	5,638,302
Stock-based compensation		244,786			244,786
Net loss				508,668	508,668
Ending balance, value at Dec. 31, 2022	$ 56,383	57,329,282		(47,744,450)	9,641,215
Ending balance, shares at Dec. 31, 2022	5,638,302
Stock-based compensation		450,014			450,014
Net loss				(398,432)	(398,432)
Proceeds from exercise of stock options	$ 20	5,080			5,100
Exercise of stock options net of 32,018 shares withheld, shares	693
Proceeds from exercise of stock option, shares	2,000
Exercise of stock options net of 32,018 shares withheld	$ 7	(7)	0	0	0
Ending balance, value at Mar. 31, 2023	$ 56,410	$ 57,784,369	$ 0	$ (48,142,882)	$ 9,697,897
Ending balance, shares at Mar. 31, 2023	5,640,995